Stock-Based Compensation - Fair value assumptions (Details) - Forge Nano, Inc. - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation
Average expected life (in years)	3 years 11 months 19 days	5 years 9 months 14 days
Risk-free interest rate	3.74%	4.23%
Expected dividend yield	0.00%	0.00%
Volatility	39.06%	42.25%
Estimated fair value of options granted	$ 20.78	$ 15.42